ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
ACCRUED LIABILITIES
Accrued Liabilities
Accrued liabilities as of June 30, 2013 and December 31, 2012 were as follows:

	As of June 30,	As of December 31,
	2013	2012
Accrued interest	$4,214	$2,269
Accrued claims	3,461	3,454
Other accrued expenses	4,451	4,937
	$12,126	$10,660